Fair Value (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value [Abstract]
Fair Value, Assets Measured On Recurring Basis

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
December 31, 2010
Cash equivalents	$1,606,592	$1,606,592	$0	$0
Debt securities:
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	711,613	0	711,613	0
Mortgage-backed securities	1,663,179	0	1,663,179	0
Tax-exempt municipal securities	2,433,334	0	2,381,528	51,806
Mortgage-backed securities:
Residential	55,887	0	55,887	0
Commercial	321,031	0	321,031	0
Asset-backed securities	149,751	0	148,545	1,206
Corporate debt securities	3,032,311	0	3,025,097	7,214
Redeemable preferred stock	5,333	0	0	5,333

Total debt securities	8,372,439	0	8,306,880	65,559
Securities lending invested collateral	49,636	24,639	24,997	0

Total invested assets	$10,028,667	$1,631,231	$8,331,877	$65,559

December 31, 2009
Cash equivalents	$1,507,490	$1,507,490	$0	$0
Debt securities:
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	1,009,352	0	1,009,352	0
Mortgage-backed securities	1,688,663	0	1,688,663	0
Tax-exempt municipal securities	2,224,041	0	2,155,227	68,814
Mortgage-backed securities:
Residential	95,412	0	95,412	0
Commercial	279,626	0	279,626	0
Asset-backed securities	107,188	0	105,060	2,128
Corporate debt securities	2,079,568	0	2,071,087	8,481
Redeemable preferred stock	13,300	0	0	13,300

Total debt securities	7,497,150	0	7,404,427	92,723
Securities lending invested collateral	119,586	53,569	66,017	0

Total invested assets	$9,124,226	$1,561,059	$7,470,444	$92,723

Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation

	For the year ended December 31,
	2010			2009
	Auction Rate Securities	Privates and Venture Capital	Total	Auction Rate Securities	Privates and Venture Capital	Total
	(in thousands)
Beginning balance at January 1	$68,814	$23,909	$92,723	$73,654	$18,272	$91,926
Total gains or losses:
Realized in earnings	16	6,244	6,260	16	74	90
Unrealized in other comprehensive income	1,901	(4,426)	(2,525)	269	4,382	4,651
Purchases, sales, issuances, and settlements, net	(18,925)	(11,974)	(30,899)	(5,125)	(2,102)	(7,227)
Transfers into Level 3	0	0	0	0	3,283	3,283

Balance at December 31	$51,806	$13,753	$65,559	$68,814	$23,909	$92,723